SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

18. SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Following the further expansion of module business and entering into the wafer business in 2011, the Group operated and viewed its performance in three segments. However, the module business was disposed in September 2012 and the wafer business was discontinued in September 2018. Therefore, only one segment - Polysilicon remained as of December 31, 2018 and 2019. All of its revenues are derived in the PRC. The Group’s long-lived assets and operations are all located in the PRC and no geographical information is presented.

The following customers individually accounted for 10% or more of revenues:

	Year ended December 31,
	2017	2018		2019
Customer A	$43,258,204		$57,858,670		$187,216,802
Customer B	$39,219,089		$115,411,965		$84,225,661
Customer C	$39,099,677	$	*	$	*

*Represents less than 10%

Total sales to the Group’s largest customers whose sales constitute over 10% of revenue accounted for approximately 38%,  57% and 78% of revenues for the years ended December 31, 2017, 2018 and 2019, respectively. The Group is substantially dependent upon the continued participation of these customers in order to maintain its total revenues. Significantly reduction in the Group’s dependence on these customers is likely to take time and there can be no assurance that the Group will succeed in reducing such dependence.